Trade Payables and Other Liabilities - Summary of Trade Payables and Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Trade and other payables [abstract]
Trade payables	$ 18,086	$ 5,670
Non-trade payables	896	612
Accruals	6,981	6,731
Goods and services tax payable, net	124	0
Warrant liabilities	88	0
Others	1,180	2,057
Total trade payables and other liabilities	$ 27,355	$ 15,070